Summary of Significant Accounting Policies - Summary of Property, and Equipment Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2019
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of tangible asset	39 years
Building Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of tangible asset	39 years
Furniture equipment and other [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of tangible asset	3 years
Furniture equipment and other [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of tangible asset	10 years
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment estimated useful lifes	Expected remaining lease term
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment estimated useful lifes	Remaining life of lease